TRADE RECEIVABLES AND OTHER CURRENT ASSETS (Details) - EUR (€) € in Thousands	Jun. 30, 2026	Dec. 31, 2025
Trade receivables:
Other receivables from the Codere Group companies (Note 12)	€ 2,306	€ 954
Impairment of trade receivables	(99)	(99)
Other current assets:
Current tax asset (VAT)	7,821	5,405
Prepayments	1,542	1,507
Other receivables	222	74
Total	€ 11,792	€ 7,841